BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2011
BUSINESS COMBINATION
BUSINESS COMBINATION

3. BUSINESS COMBINATION

        On January 28, 2011, Canadian Solar Solutions Inc. ("CSSI") entered into a purchase agreement with SkyPower Limited ("SkyPower"), an independent third party, to purchase 50% of the share interest of both SunE Sky GP First Light III Ltd ("FL3 GP") SunE Sky First Light III LP ("FL3 LP") to extend its business scope as a solar farm owner in Canada and to sell its solar modules. FL3 GP and FL3 LP were formed to build, install and operate the Project FL3, which is a proposed solar plant in Ontario Canada. The Company paid $3,020,109 for the 50% interest in FL3 GP and FL3 LP and accounted for the investment using the equity method.

        On May 24, 2011, CSSI entered into another purchase agreement with SkyPower to acquire the remaining 50% equity interests and become the sole shareholder of both FL3 GP and FL3 LP. The Company paid $3,084,714 for such interests. The fair value of the acquired company as of May 24, 2011 approximated that of the acquired company as of January 28, 2011; therefore, no material gain or loss resulted from the step acquisition. GP's and FL3 LP's results of operations have been consolidated since May 24, 2011 and were immaterial for the year ended December 31, 2011.

Purchase price allocation:

Net tangible assets acquired	$845,929
Deferred tax liabilities	(1,345,152)
Power purchase agreement	4,339,201
Goodwill	2,264,845

Total consideration	$6,104,823

        Goodwill is not deductible for tax purposes and is not amortized, but is reviewed annually for impairment. The acquired goodwill is not deductible for tax purposes.

        The fair value of the power purchase agreement, was calculated using the income approach and has an estimated useful life of 20 years. Amortization expense of $142,969 was recorded for the year ended December 31, 2011.